NATURE OF BUSINESS - Components of Consideration - Acquisition of Ruby Hill (Details) - Acquisition of Ruby Hill $ in Thousands	Oct. 18, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 75,084
Share-based consideration	8,000
Current portion of deferred consideration	15,540
Long-term portion of deferred consideration	26,355
Total consideration	$ 124,979